Stockholders' equity (Details) - shares		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014
Balance (in shares)		16,591,002
Balance (in shares)		20,147,337		16,591,002
Common Stock [Member]
Balance (in shares)		16,591,002		14,958,277
Issued through at-the-market offering	[1]	554,247		30,513
Issued through common share offering		2,875,000	[2]	1,500,000	[3]
Issued upon vesting of restricted share units, net of tax		7,246
Issued upon exercise of options in cashless transaction		10,431		32,212
Issued for cash upon exercise of options		109,411		70,000
Balance (in shares)		20,147,337		16,591,002

[1]	On February 18, 2014, the Company completed a prospectus supplement under which the Company may issue common shares in one or more at-the-market (“ATM”) offerings up to an aggregate of $8,900. During the year ended December 31, 2015, the Company issued 554,247 common shares (2014 – 30,513 common shares) in the ATM offering for gross proceeds of $5,334 (2014 - $289). As at December 31, 2015, $3,277 remains available for issuance under the prospectus supplement.
[2]	On August 13, 2015, the Company completed a prospectus offering of 2,875,000 common shares from treasury at USD $8.00 per common share for gross proceeds of $23,000.
[3]	On March 11, 2014, the Company completed a prospectus offering of 1,500,000 common shares from treasury at CAD $10.00 per common share for net proceeds of $12,369. Additionally, 1,500,000 common shares were sold in a secondary offering from CarCor Investment Holdings LLC, the shareholder from which the Company purchased Correvio, at CAD $10.00 per common share for net proceeds of $12,720. The Company did not receive any of the proceeds of the sale of common shares by CarCor Investment Holdings LLC.